Consolidated Statements of Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Net premiums earned	$ 16,018.0	$ 14,902.8	$ 14,314.8
Investment income	443.0	480.0	520.1
Other-than-temporary impairment (OTTI) losses:
Total OTTI losses	(7.3)	(6.0)	(19.1)
Non-credit losses, net of credit losses recognized on previously recorded non-credit OTTI losses	(0.7)	0.5	5.2
Net impairment losses recognized in earnings	(8.0)	(5.5)	(13.9)
Net realized gains (losses) on securities	314.8	108.1	110.0
Total net realized gains (losses) on securities	306.8	102.6	96.1
Fees and other revenues	281.8	266.5	252.2
Service revenues	36.1	22.8	25.9
Gains (losses) on extinguishment of debt	(1.8)	(0.1)	6.4
Total revenues	17,083.9	15,774.6	15,215.5
Expenses
Losses and loss adjustment expenses	11,948.0	10,634.8	10,131.3
Policy acquisition costs	1,436.6	1,399.2	1,359.9
Other underwriting expenses	2,206.3	2,088.0	1,992.3
Investment expenses	15.4	13.5	11.9
Service expenses	36.1	19.4	21.4
Interest expense	123.8	132.7	133.5
Total expenses	15,766.2	14,287.6	13,650.3
Net Income
Income before income taxes	1,317.7	1,487.0	1,565.2
Provision for income taxes	415.4	471.5	496.9
Net income	902.3	1,015.5	1,068.3
Net unrealized gains (losses) on securities:
Net non-credit related OTTI losses, adjusted for valuation changes	5.1	(3.6)	13.9
Other net unrealized gains (losses) on securities	174.8	(80.9)	323.2
Total net unrealized gains (losses) on securities	179.9	(84.5)	337.1
Net unrealized gains on forecasted transactions	(1.8)	(6.8)	(6.9)
Foreign currency translation adjustment	0.4	0.1	0.3
Other comprehensive income (loss)	178.5	(91.2)	330.5
Comprehensive income	$ 1,080.8	$ 924.3	$ 1,398.8
Computation of Net Income Per Share
Average shares outstanding - Basic	603.3	632.3	657.9
Net effect of dilutive stock-based compensation	4.5	4.6	5.4
Total equivalent shares - Diluted	607.8	636.9	663.3
Basic: Net income per share	$ 1.50	$ 1.61	$ 1.62
Diluted: Net income per share	$ 1.48	$ 1.59	$ 1.61